Trade receivables	12 Months Ended
Dec. 31, 2022
Trade and other receivables [Abstract]
Trade receivables

Note 5.A – Trade receivables

	December 31,
	2021	2022
Trade receivables	3,530	6,770
Provision for impairment (*)	(108)	(428)
	3,422	6,342

(*)	All impairment losses derive from contracts with customers.

Note 5.B – Other receivables

	December 31,
	2021	2022
Government authorities	1,093	2,495
Prepaid expenses	1,386	1,895
Others (*)	3,423	2,910
	5,902	7,300

Presented under current assets	5,902	6,491
Presented under non-current assets	—	809

(*)	In 2021: including deposit in escrow of $3,362 for a contingent liability recognized in the business combination of NanoFabrica Ltd. (“NanoFabrica”, See Note 9(B)(4)). The amount was released from escrow after the contingent consideration targets were not met.